Shareholders’ Equity (Details)	Apr. 26, 2024 JPY (¥)	Apr. 26, 2024 USD ($)	Oct. 31, 2024 shares	Apr. 30, 2024 shares	Oct. 31, 2023 shares	Apr. 30, 2023 shares
Shareholders’ Equity [Line Items]
Ordinary shares, shares outstanding			15,076,900	13,839,400
Reduction capital shares, increase to addtional paid-in-capital	¥ 843,481,250	$ 5,536,470
Additional paid-in capital effective date	Apr. 30, 2024	Apr. 30, 2024
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares outstanding			15,076,900	15,076,900	15,039,400	13,839,400